Interest-Bearing Loans and Borrowings (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Interest-bearing Loans and Borrowings

NON-CURRENT LIABILITIES Million US dollar	30 June 2018	31 December 2017
Secured bank loans	135	230
Unsecured bank loans	128	153
Unsecured bond issues	110 459	108 327
Unsecured other loans	52	53
Finance lease liabilities	175	186

	110 949	108 949

CURRENT LIABILITIES Million US dollar	30 June 2018	31 December 2017
Secured bank loans	1 405	272
Commercial papers	1 801	1 870
Unsecured bank loans	126	739
Unsecured bond issues	2 604	4 510
Unsecured other loans	13	15
Finance lease liabilities	25	27

	5 974	7 433

Summary of Series of Bonds

During 2018, AB InBev completed the issuance of the following series of bonds:

Issue date	Aggregate principal amount (in millions)	Currency	Interest rate	Maturity date
23 January 2018	1 500	Euro	3M EURIBOR + 30 bps	15 April 2024
23 January 2018	2 000	Euro	1.150%	22 January 2027
23 January 2018	750	Euro	2.000%	23 January 2035
4 April 2018	1 500	USD	3.500%	12 January 2024
4 April 2018	2 500	USD	4.000%	13 April 2028
4 April 2018	1 500	USD	4.375%	15 April 2038
4 April 2018	2 500	USD	4.600%	15 April 2048
4 April 2018	1 500	USD	4.750%	15 April 2058
4 April 2018	500	USD	3M LIBOR + 74 bps	12 January 2024

Summary of Terms and Debt Repayment

TERMS AND DEBT REPAYMENT SCHEDULE AT 30 JUNE 2018 Million US dollar	Total	1 year or less	1-2 years	2-3 years	3-5 years	More than 5 years
Secured bank loans	1 540	1 405	56	15	28	36
Commercial papers	1 801	1 801	0	0	0	0
Unsecured bank loans	254	126	95	33	0	0
Unsecured bond issues	113 063	2 604	6 276	10 649	17 764	75 770
Unsecured other loans	65	13	18	8	6	20
Finance lease liabilities	200	25	33	19	16	107

	116 923	5 974	6 478	10 724	17 814	75 933

TERMS AND DEBT REPAYMENT SCHEDULE AT 31 DECEMBER 2017 Million US dollar	Total	1 year or less	1-2 years	2-3 years	3-5 years	More than 5 years
Secured bank loans	502	272	128	18	33	51
Commercial papers	1 870	1 870	—	—	—	—
Unsecured bank loans	892	739	122	31	—	—
Unsecured bond issues	112 837	4 510	9 956	9 389	18 441	70 541
Unsecured other loans	68	15	18	7	3	25
Finance lease liabilities	213	27	29	20	23	114

	116 382	7 433	10 253	9 465	18 500	70 731

Summary of Reconciliation of Net Debt

The following table provides a reconciliation of AB InBev’s net debt as of the dates indicated:

Million US dollar	30 June 2018	31 December 2017
Non-current interest-bearing loans and borrowings	110 949	108 949
Current interest-bearing loans and borrowings	5 974	7 433

	116 923	116 382
Bank overdrafts	72	117
Cash and cash equivalents	(7 970)	(10 472)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(191)	(309)
Debt securities (included within Investment securities)	(26)	(1 328)

Net debt	108 808	104 390